LONG-TERM DEBT - Disclosure of long term debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Aug. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 155	$ 235
Deferred financing costs	(6)	(13)
Less: current portion of long term debt	(76)	(80)
Long-term portion	79	155
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7-year amortization, bearing interest at a rate of 0%
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 145	210
Borrowings, term	7 years
Borrowings, interest rate	0.00%
Vehicle loans - 5-year term maturing June 17, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16	$ 38
Borrowings, term	5 years